Share-Based Compensation (Details) - Schedule of expense recognized in financial statements - Directors And Service Providers [Member] ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Share-Based Compensation (Details) - Schedule of expense recognized in financial statements [Line Items]
Research and development	₪ 2,056	$ 640	₪ 1,907	₪ 119
Marketing, general and administrative	7,416	2,307	1,777	141
Total share-based compensation	₪ 9,472	$ 2,947	₪ 3,684	₪ 260